Income Tax Expense - Schedule of Deferred Tax (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Hong Kong enterprises income tax:
Current tax	$ 18,067	$ 150,303
Deferred tax
Total	$ 18,067	$ 150,303